CASH DIVIDEND	12 Months Ended
Dec. 31, 2015
CASH DIVIDEND [Abstract]
CASH DIVIDEND
20.	CASH DIVIDEND

On October 17, 2014, the Board of Directors of the Company declared a special one-time cash dividend of $40,999,308, representing $0.022 per ordinary share, or 0.88 per ADS, to the record holders of the Company's shares as of October 27, 2014. Such dividend was recorded as a reduction against retained earnings. In 2015, there was no cash dividend.